Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Operating Results

The operating results for the three months ended March 31, 2013 for each segment follow (in millions):

Three Months Ended March 31, 2013	FS	AS	PS&E	Sum of segments
Revenue	$600	$345	$50	$995
Internal Adjusted EBITDA	130	105	14	249
Internal Adjusted EBITDA margin	21.6%	30.5%	29.1%	25.1%

Year to year revenue change	(3)%	(3)%	(1)%	(3)%
Year to year Internal Adjusted EBITDA change	3%	(6)%	(12)%	(2)%

Year to year revenue change at constant currency	(3)%	(3)%	(1)%	(3)%
Year to year Internal Adjusted EBITDA change at constant currency	2%	(6)%	(12)%	(3)%

The operating results for the three months ended March 31, 2012 for each  segment follow (in millions):

Three Months Ended March 31, 2012	FS	AS	PS&E	Sum of segments
Revenue	$618	$355	$51	$1,024
Internal Adjusted EBITDA	126	113	16	255
Internal Adjusted EBITDA margin	20.4%	31.7%	32.7%	24.9%

The operating results for each segment follow (in millions):

	Year ended December 31,
	2010	2011	2012
Revenue:
Financial Systems	$2,754	$2,776	$2,654
Availability Services	1,469	1,460	1,405
Other segment	214	204	204

Total operating segments’ revenue	4,437	4,440	4,263
Corporate and other	—	—	—

Total revenue	$4,437	$4,440	$4,263

Depreciation and amortization:
Financial Systems	$82	$83	$88
Availability Services	190	180	191
Other segment	6	7	7

Total operating segments’ depreciation and amortization	278	270	286
Corporate and other	—	1	1

Total depreciation and amortization	$278	$271	$287

Segment internal adjusted EBITDA and reconciliation to income (loss) from continuing operations before income taxes:
Financial Systems	$708	$720	$738
Availability Services	527	508	480
Other segment	69	63	66

Total operating segments’ internal adjusted EBITDA	1,304	1,291	1,284
Corporate and other(1)	(1,787)	(1,478)	(1,719)

Income (loss) from continuing operations before income taxes	$(483)	$(187)	$(435)

Cash paid for property, equipment and purchased software:
Financial Systems	$93	$89	$89
Availability Services	196	178	162
Other segment	8	5	7

Total operating segments’ cash paid for property, equipment and purchased software	297	272	258
Corporate and other	1	4	2

Total cash paid for property, equipment and purchased software	$298	$276	$260

Reconciliation of Segment Adjusted EBITDA to Income From Continuing Operations Before Income Taxes

                  Reconciliation of Segment Internal Adjusted EBITDA to income (loss) from continuing operations before income taxes:

2013
Internal Adjusted EBITDA (sum of segments)	$249
Corporate	(13)
Depreciation (1)	(73)
Amortization of acquisition-related intangible assets	(87)
Severance and facility closure costs	(3)
Stock compensation expense	(11)
Management fees	(2)
Other costs (included in operating income)	(4)
Interest expense, net	(108)
Loss on extinguishment of debt	(5)
Other income (expense)	1

Income (loss) from continuing operations before income tax	$(56)

Reconciliation of Internal Adjusted EBITDA to income (loss) from continuing operations before income taxes:

2012
Internal Adjusted EBITDA (sum of segments)	$255
Corporate	(14)
Depreciation(1)	(71)
Amortization of acquisition-related intangible assets	(101)
Severance and facility closure costs	(2)
Stock compensation expense	(11)
Management fees	(2)
Other costs (included in operating income)	(2)
Interest expense, net	(122)
Loss on extinguishment of debt	(15)
Other income (expense)	2

Income (loss) from continuing operations before income tax	$(83)

The components of corporate and other are as follows:

	Year ended December 31,
	2010		2011		2012
Corporate	$(64)		$(70)		$(44)
Depreciation and amortization	(278)		(271)		(287)
Amortization of acquisition-related intangible assets	(448)		(435)		(385)
Goodwill impairment	(205)		(48)		(385)
Severance and facility closure costs	(30	)(2)	(65	)(3)	(50	)(4)
Stock compensation expense	(29)		(33)		(38)
Management fees	(16)		(12)		(14)
Other costs (included in operating income)	(30)		(20)		(7)
Interest expense, net	(636)		(521)		(427)
Loss on extinguishment of debt	(58)		(3)		(82)
Other income	7		—		—

Total Corporate and other	$(1,787)		$(1,478)		$(1,719)

(2)	Includes $13 million, $14 million and $2 million of severance in FS, AS and Other, respectively. Also, includes $1 million of lease exit costs in FS.
(3)	Includes $36 million, $9 million and $16 million of severance and executive transition costs in FS, AS and corporate, respectively. Also, includes $3 million and $1 million of lease exit costs in FS and AS, respectively.
(4)	Includes $30 million, $4 million, $2 million, and $1 million of severance in FS, AS, Other and corporate, respectively. Also, includes $12 million of lease exit costs in FS.

Assets for each Segment

The total assets for each segment follow (in millions):

	December 31,
	2011	2012
Total Assets:
Financial Systems	$8,661	$6,297
Availability Services	3,793	3,300
Other segment	776	834
Corporate and Other adjustments(5)	(680)	(413)

Total Assets	$12,550	$10,018

(5)	Includes items that are eliminated in consolidation, deferred income taxes and the assets of the Company’s discontinued operations of $1,350 million in 2011.

Schedule of Amortization of Acquired Finite Lived Intangible Assets by Segment

Amortization of acquisition-related intangible assets by segment follows (in millions):

	Year ended December 31,
	2010	2011		2012
Amortization of acquisition-related intangible assets:
Financial Systems	$256	$243	(6)	$202
Availability Services	171	172		165
Other segment	20	19		17
Corporate	1	1		1

Total amortization of acquisition-related intangible assets	$448	$435		$385

(6)	Includes approximately $7 million of impairment charges related to software and customer base.

Company's revenue by customer location

The Company’s revenue by customer location follows (in millions):

	Year ended December 31,
	2010	2011	2012
United States	$2,991	$2,828	$2,719

International:
United Kingdom	451	451	435
Continental Europe	529	626	574
Asia/Pacific	244	263	273
Canada	165	173	168
Other	57	99	94

	1,446	1,612	1,544

	$4,437	$4,440	$4,263

Company's property and equipment by geographic location

The Company’s property and equipment by geographic location follows (in millions):

	December 31, 2011	December 31, 2012
United States	$593	$578
International:
United Kingdom	169	162
Continental Europe	59	62
Canada	38	38
Asia/Pacific	31	31
Other	3	3

	$893	$874

Depreciation and Amortization and Capital Expenditures by Segment

Depreciation and amortization and capital expenditures by segment follow (in  millions):

Three Months Ended March 31, 2013	FS	AS	PS&E	Sum of segments	Corporate	Total
Capital expenditures	$21	$23	$2	$46	$—	$46
Depreciation(1)	22	49	2	73	—	73
Amortization of acquisition-related intangible assets	44	39	4	87	—	87

                     Depreciation and amortization and capital expenditures by segment follow (in  millions):

Three Months Ended March 31, 2012	FS	AS	PS&E	Sum of segments	Corporate	Total
Capital expenditures	$20	$38	$2	$60	$—	$60
Depreciation(1)	21	48	2	71	—	71
Amortization of acquisition-related intangible assets	53	43	5	101	—	101

(1)  Includes amortization of capitalized software.